Prospectus

J.P. Morgan Exchange-Traded Funds

March 1, 2017

	Ticker	Listing Exchange
JPMorgan Diversified Return Emerging Markets Equity ETF	JPEM	NYSE Arca
JPMorgan Diversified Return Europe Currency Hedged ETF	JPEH	NYSE Arca
JPMorgan Diversified Return Europe Equity ETF	JPEU	NYSE Arca
JPMorgan Diversified Return Global Equity ETF	JPGE	NYSE Arca
JPMorgan Diversified Return International Currency Hedged ETF	JPIH	NYSE Arca
JPMorgan Diversified Return International Equity ETF	JPIN	NYSE Arca
JPMorgan Diversified Return U.S. Equity ETF	JPUS	NYSE Arca
JPMorgan Diversified Return U.S. Mid Cap Equity ETF	JPME	NYSE Arca

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Diversified Return Emerging Markets Equity ETF

Ticker: JPEM

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. “Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of Shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.44%
Other Expenses	1.47
Acquired Fund Fees and Expenses	0.06

Total Annual Fund Operating Expenses	1.97
Fee Waivers and Expense Reimbursements[1]	(1.46)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.51

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.45% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The

Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	52	164	627	1,913

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Emerging Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Emerging Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities from advanced and secondary emerging markets. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and super-sectors. In the Underlying Index, weightings to regions and super-sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following regions: Latin America, Europe/Middle East/Africa, China/India/Pakistan, North Asia and Southeast Asia, and across the following super-sectors:

MARCH 1, 2017	1

JPMorgan Diversified Return Emerging Markets Equity ETF (continued)

commodities, financials, consumer, defensives and industrials. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum and quality. The Fund’s securities are large-and mid-cap equity securities of companies from emerging markets, including common stock, depositary receipts, preferred stock and real estate investment trusts (REITs). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $118 million to $142.1 billion.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Quality — Targets companies that exhibit financial stability based on high return on equity and low volatility of price returns

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when a Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The

Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund may invest up to 20% of its assets in exchange-traded futures contracts and other exchange-traded funds (ETFs) to seek performance that corresponds to the Underlying Index, particularly in emerging markets where it is otherwise difficult to gain access.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s NAV, market price, performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Foreign Securities and Emerging Markets Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other

2	J.P. MORGAN EXCHANGE-TRADED FUNDS

measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The risks associated with foreign securities are magnified in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a Fund investing in foreign securities. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV) and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the performance of the Underlying Index may be adversely affected.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Cash Transactions Risk. Unlike certain ETFs, the Fund expects to generally effect its creations and redemptions partially for cash, rather than primarily for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As

MARCH 1, 2017	3

JPMorgan Diversified Return Emerging Markets Equity ETF (continued)

such, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in kind.

Derivatives Risk. Derivatives, including futures contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase as it invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of the Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investment Company and ETF Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of another investment company. The price movement of an ETF may not track the underlying index and may result in a loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the FTSE Emerging Diversified Factor Index (net of foreign withholding taxes), FTSE Emerging Index (net of foreign withholding taxes) and MSCI Emerging Markets Index (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

4	J.P. MORGAN EXCHANGE-TRADED FUNDS

Best Quarter	1st quarter, 2016	7.67%
Worst Quarter	4th quarter, 2016	–3.60%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund (since 1/7/15)
Return Before Taxes	13.31%	(1.91)%
Return After Taxes on Distributions	13.05	(2.25)
Return After Taxes on Distributions and Sale of Shares	7.90	(1.31)
FTSE Emerging Diversified Factor Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes)	14.47	(0.86)
FTSE Emerging Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes)	13.14	(1.50)
MSCI Emerging Markets Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes)	11.19	(1.98)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Associate
Albert Chuang	2017	Vice President
Naveen Kumar	2017	Vice President
Joe Staines	2017	Associate

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 100,000 Shares. The Fund generally issues and redeems Creation Units partially in cash and partially for a designated portfolio of securities that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MARCH 1, 2017	5

JPMorgan Diversified Return Europe Currency Hedged ETF

Ticker: JPEH

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of Shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.33%
Other Expenses[1]	0.72
Acquired Fund (Underlying Fund) Fees and Expenses	0.43

Total Annual Fund Operating Expenses	1.48
Fee Waivers and Expense Reimbursements[2]	(0.99)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.49

1	“Other Expenses” are based on estimated accounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.49% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	50	157	507	1,495

Portfolio Turnover

The Fund and the exchange-traded fund in which the Fund principally invests, the JPMorgan Diversified Return Europe Equity ETF (the Underlying Fund), pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (April 1, 2016 through October 31, 2016), the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor 100% Hedged to USD Index (the Underlying Index). The Underlying Index has been developed to represent European stock performance with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities from across developed Europe selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed Europe Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. Through diversification, the Underlying Index is designed to more evenly

6	J.P. MORGAN EXCHANGE-TRADED FUNDS

distribute risk to minimize risk concentrations in sectors. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across the following sectors: Consumer Goods, Consumer Services, Financials, Health Care, Industrials, Basic Materials, Oil & Gas, Technology, Telecommunications and Utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: valuation, momentum, and quality. The Underlying Index’s securities are large- and mid-cap equity securities of companies from developed European countries, including common stock and preferred stock. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $1.3 billion to $226.0 billion. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Quality — Targets companies that exhibit financial stability based on high return on equity and low volatility of price returns

Currently, the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund, which is a passive fund investing in the same securities held in the Underlying Index, but the Underlying Fund does not include the currency hedge component. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index (including indirect investments through the Underlying Fund). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund will invest in European equity securities (including through the Underlying Fund) and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency fluctuations and may invest in depositary receipts representing securities included in the Underlying Index (including through the Underlying Fund). “Assets” means net assets, plus the amount of borrowing for investment purposes.

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The adviser uses a “representative sampling” index strategy to manage the Fund. In representative sampling, securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities, but the Fund does not hold all the constituent securities. It allows the Fund to hold a significant number of the constituent securities of its Underlying Index (through the Underlying Fund), but the Fund may not track its Underlying Index with the same degree of accuracy as would an investment vehicle replicating the Underlying Index.

The Underlying Index applies a one month forward rate to the total value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a “hedge” against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are rising relative to the U.S. dollar.

In order to attempt to track the “hedging” component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts which may include both physically settled forward contracts and non-deliverable forward contracts (NDFs). These contracts are designed to offset the Fund’s exposure to the currencies represented in the Underlying Index. Consistent with the Underlying Index, the “hedging component” for the Fund will be reset on a monthly basis. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund may use NDFs to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The Fund’s exposure to foreign currency forward contracts and NDFs is based on the aggregate exposure of the Fund to the currencies represented in the Underlying Index.

Due to fluctuation in asset values, the currency hedge, which is set at the beginning of the month, will not be fully replicated during the month. As a result, the Fund may hold up to 20% of its Assets in cash or short-term investments, such as shares of a JPMorgan money market fund, if Shares are created during the month.

MARCH 1, 2017	7

JPMorgan Diversified Return Europe Currency Hedged ETF (continued)

To the extent that the securities in the Underlying Fund’s underlying index are concentrated in one or more industries or groups of industries, the Underlying Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s NAV, market price, performance and ability to meet its investment objective.

Investments in the Underlying Fund Risk. The Fund invests in the Underlying Fund as part of its primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the Underlying Fund. Shareholders will indirectly bear the expenses charged by the Underlying Fund. Because the Fund’s adviser or its affiliates provide services to and receive fees from the Underlying Fund, the Fund’s investments in the Underlying Fund benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of the Underlying Fund. As a result, the Fund’s investments in the Underlying Fund may create a conflict of interest.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index, the Underlying Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to the referendum in which the United Kingdom voted to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Foreign Securities Risk. Investments in foreign currencies and foreign issuers (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Hedging Risk. The Fund enters into foreign currency forward contracts, including NDFs, to attempt to minimize the impact of changes in the currency exposure of the Underlying Fund against the U.S. dollar. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations between the currencies represented in the Underlying

8	J.P. MORGAN EXCHANGE-TRADED FUNDS

Index and the U.S. dollar. To the extent the Fund’s hedging contracts are not successful, the U.S. dollar value of an investment in the Fund may go down. Because the currency hedge is reset on a monthly basis, currency risk can develop intra-month. Specifically, because no changes in the currency hedge in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes to the Underlying Index, changes in the value of the non-U.S. currencies represented in the Underlying Index against the U.S. dollar during the month may impact the ability of the Fund to provide an effective hedge or to track the performance of the Underlying Index. While the Underlying Index is designed to hedge currency rate exposure of the equity positions, it is possible that a degree of exposure may remain even at the time of rebalance. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies rise or remain unchanged. When foreign currencies rise or remain unchanged relative to the U.S. dollar, an unhedged investment in the same equity securities will outperform the Fund.

The Fund may use NDFs to execute its currency hedging transactions. NDFs on currencies are often less liquid than deliverable foreign currency forward contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended.

Currency Risk. Because the Fund’s and the Underlying Fund’s NAVs are determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities or entering into forward contracts, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a fund investing in foreign securities. The

Fund’s return also may not track the return of the Underlying Index if its currency hedging strategy is not successful. In addition, the Fund’s return may differ from the return of its Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Underlying Fund’s valuation of a security at the time of calculation of the Underlying Fund’s NAV) and the inability of the Underlying Fund to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

Because the Fund uses a representative sampling strategy (or when the Underlying Fund does so), the Fund may not be as well correlated with the return of the Underlying Index as when the Fund or the Underlying Fund purchases all of the securities in its underlying index in the proportions in which they are represented in its underlying index. To the extent the Underlying Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of its underlying index is not based on fair value prices), the Fund’s ability to track the performance of the Underlying Index may be adversely affected.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund and the Underlying Fund are not “actively” managed. Therefore, the Fund and the Underlying Fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from its underlying index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund (and the Underlying Fund) will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. Because the Fund uses a representative sampling approach (or when the Underlying Fund does so), the Fund will hold (directly or through the Underlying Fund) a smaller number of securities than are in the Fund’s or Underlying Fund’s index or will not match the Underlying Index’s hedging strategy exactly. As a result, an adverse development respecting an issuer of securities held by the Underlying Fund could result in a greater decline in the Fund’s NAV than would be the case if the Underlying Fund held all of the securities in

MARCH 1, 2017	9

JPMorgan Diversified Return Europe Currency Hedged ETF (continued)

its underlying index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Underlying Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. The Fund (and the Underlying Fund) may use derivatives, primarily foreign currency forward contracts (and futures for the Underlying Fund). Derivatives, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase to the extent the Underlying Fund invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund (including through the Underlying Fund) may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund (including through the Underlying Fund) may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund has not operated for a full calendar year as of the date of this prospectus, and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

10	J.P. MORGAN EXCHANGE-TRADED FUNDS

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Associate
Naveen Kumar	2017	Vice President
Wei (Victor) Li	2017	Executive Director
Jonathan Msika	2017	Vice President
Joe Staines	2017	Associate
Roger Hallam	2016	Managing Director
Danny Sage	2016	Executive Director

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 Shares. The Fund generally issues and redeems Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MARCH 1, 2017	11

JPMorgan Diversified Return Europe Equity ETF

Ticker: JPEU

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Other Expenses	0.84

Total Annual Fund Operating Expenses	1.14
Fee Waivers and Expense Reimbursements[1]	(0.71)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.43

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.43% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	44	138	409	1,183

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (December 18, 2015 through October 31, 2016), the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from across developed Europe selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider from the constituents of the FTSE Developed Europe Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. The rules based proprietary multi-factor selection process utilizes the following characteristics: valuation, momentum, and quality. The equity securities in the Underlying Index will be diversified across industries. These securities will be large- and mid-cap equity securities of companies from European countries, including common stock and preferred stock. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $1.3 billion to $226.0 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index.

12	J.P. MORGAN EXCHANGE-TRADED FUNDS

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Quality — Targets companies that exhibit financial stability based on high return on equity and low volatility of price returns

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. However, under various circumstances, it may not be possible or practicable to purchase all of the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund may invest up to 20% of its assets in exchange-traded futures and currency forward contracts to seek performance that corresponds to the Underlying Index, but not for hedging currency.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

European Market Risk. The Fund’s performance will be affected by political, social and economic conditions in the various countries in which it invests in Europe and in Europe more generally, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to the referendum in which the United Kingdom voted to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Foreign Securities Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive

MARCH 1, 2017	13

JPMorgan Diversified Return Europe Equity ETF (continued)

delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a Fund investing in foreign securities.

In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences between the valuation of securities in the Underlying Index and in the Fund’s NAV and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the performance of the Underlying Index may be adversely affected.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. Derivatives, including futures and currency forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase as it invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than

14	J.P. MORGAN EXCHANGE-TRADED FUNDS

investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

ETF Shares Trading Risks. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of the Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closings times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Concentration Risk. If the Underlying Index concentrates in an industry or group of industries, the Fund’s investments may be concentrated accordingly. Concentrating Fund investments in companies conducting business in the same industry will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, regulatory or other developments affecting that industry than if its investments were not so concentrated.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes), FTSE Developed Europe Index (net of foreign withholding taxes) and MSCI Europe Index (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

MARCH 1, 2017	15

JPMorgan Diversified Return Europe Equity ETF (continued)

Best Quarter	3rd quarter, 2016	4.16%
Worst Quarter	4th quarter, 2016	–4.60%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund (since 12/18/15)
Return Before Taxes	(1.66)%	(0.23)%
Return After Taxes on Distributions	(2.47)	(1.03)
Return After Taxes on Distributions and Sale of Shares	(0.79)	(0.46)
FTSE Developed Europe Diversified Factor Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.43)	0.07
FTSE Developed Europe Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.53)	0.38
MSCI Europe Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes)	(0.40)	0.43

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Associate
Naveen Kumar	2017	Vice President
Wei (Victor) Li	2017	Executive Director
Jonathan Msika	2017	Vice President
Joe Staines	2017	Associate

Purchase and Sale of Shares

The Fund will issue and redeem Shares at net asset value (NAV) only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 100,000 Shares. The Fund generally issues and redeems Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return Global Equity ETF

Ticker: JPGE

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%
Other Expenses	0.69

Total Annual Fund Operating Expenses	0.93
Fee Waivers and Expense Reimbursements[1]	(0.55)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.38

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.38% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	39	122	344	982

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from developed global markets selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed markets. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and sectors. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following regions: Europe, Japan, Pacific ex Japan and North America, and across the following sectors: consumer services, consumer goods, financials, health care, industrials, materials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, low volatility, and specific market capitalization. The weightings to the individual characteristics are also adjusted based on each’s contribution to the overall risk of the portfolio. The Fund’s securities are large- and mid-cap equity securities of companies from developed countries, including common stock, preferred stock and real estate investment trusts (REITs). For purposes of investing

MARCH 1, 2017	17

JPMorgan Diversified Return Global Equity ETF (continued)

at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $462.8 million to $311.0 billion.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Volatility — Seeks to identify low-volatility stocks that offer the potential for higher risk-adjusted returns than the overall market

Market Capitalization — Focuses on relatively smaller companies that have historically outperformed the market value over time

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when a Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund may invest up to 20% of its assets in exchange-traded futures and currency forward contracts to seek performance that corresponds to the Underlying Index.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Foreign Securities Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of

18	J.P. MORGAN EXCHANGE-TRADED FUNDS

foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a Fund investing in foreign securities. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV) and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), the Fund’s ability to track the performance of the Underlying Index may be adversely affected.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. Derivatives, including futures and currency forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase as it invests more heavily in mid-cap companies. Investments in mid-cap

MARCH 1, 2017	19

JPMorgan Diversified Return Global Equity ETF (continued)

companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the FTSE Developed Diversified Factor Index (net of foreign withholding taxes), FTSE Developed Index (net of foreign withholding taxes) and MSCI World Index (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

Best Quarter	4th quarter, 2015	5.52%
Worst Quarter	3rd quarter, 2015	–6.49%

20	J.P. MORGAN EXCHANGE-TRADED FUNDS

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund (since 6/16/14)
Return Before Taxes	5.79%	2.49%
Return After Taxes on Distributions	5.35	2.16
Return After Taxes on Distributions and Sale of Shares	3.84	2.02
FTSE Developed Diversified Factor Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	5.92	2.82
FTSE Developed Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	7.55	2.39
MSCI World Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	7.51	2.46

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Associate
Naveen Kumar	2017	Vice President
Wei (Victor) Li	2017	Executive Director
Joe Staines	2017	Associate

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 100,000 Shares. The Fund generally issues and redeems Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MARCH 1, 2017	21

JPMorgan Diversified Return International Currency Hedged ETF

Ticker: JPIH

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. “Acquired Fund (Underlying Fund) Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of Shares in other investment companies, including affiliated money market funds, other mutual funds, exchange-traded funds and business development companies. The impact of Acquired Fund (Underlying Fund) Fees and Expenses is included in the total returns of the Fund. Acquired Fund (Underlying Fund) Fees and Expenses are not direct costs of the Fund, are not used to calculate the Fund’s net asset value (NAV) and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund’s prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.27%
Other Expenses[1]	0.82
Acquired Fund (Underlying Fund) Fees and Expenses	0.43

Total Annual Fund Operating Expenses	1.52
Fee Waivers and Expense Reimbursements[2]	(1.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.49

1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.49% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	50	157	516	1,530

Portfolio Turnover

The Fund and the exchange-traded fund in which the Fund principally invests, the JPMorgan Diversified Return International Equity ETF (the Underlying Fund), pay transaction costs, such as commissions, when each buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (April 1, 2016 through October 31, 2016), the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index (the Underlying Index). The Underlying Index has been developed to represent international stock performance with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed ex North America Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through

22	J.P. MORGAN EXCHANGE-TRADED FUNDS

diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and sectors. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: consumer services, consumer goods, financials, health care, industrials, materials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, low volatility, and specific market capitalization. The weightings to the individual characteristics are also adjusted based on each’s contribution to the overall risk of the portfolio. The Underlying Index’s securities are large- and mid-cap equity securities of companies from developed countries, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $97.5 million to $226.0 billion. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Volatility — Seeks to identify low-volatility stocks that offer the potential for higher risk-adjusted returns than the overall market

Market Capitalization — Focuses on relatively smaller companies that have historically outperformed the market over time

Currently, the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund, which is a passive fund investing in the same securities held in the Underlying Index, but the Underlying Fund does not include the currency hedge component. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index (including indirect investments through the Underlying Fund). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund will invest in equity securities (including through the Underlying Fund) and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency fluctuations and may invest in depositary receipts representing securities included in the Underlying Index (including through the Underlying Fund). “Assets” means net assets, plus the amount of borrowing for investment purposes.

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The adviser uses a “representative sampling” index strategy to manage the Fund. In representative sampling, securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities but the Fund does not hold all the constituent securities. It allows the Fund to hold a significant number of the constituent securities of its Underlying Index (through the Underlying Fund), but the Fund may not track its Underlying Index with the same degree of accuracy as would an investment vehicle replicating the Underlying Index.

The Underlying Index applies a one month forward rate to the total value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a “hedge” against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are rising relative to the U.S. dollar.

In order to attempt to track the “hedging” component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts which may include both physically settled forward contracts and non-deliverable forward contracts (NDFs). These contracts are designed to offset the Fund’s exposure to the currencies represented in the Underlying Index. Consistent with the Underlying Index, the “hedging component” for the Fund will be reset on a monthly basis. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund may use NDFs to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The Fund’s exposure to foreign currency forward contracts and NDFs is based on the aggregate exposure of the Fund to the currencies represented in the Underlying Index.

MARCH 1, 2017	23

JPMorgan Diversified Return International Currency Hedged ETF (continued)

Due to fluctuation in asset values, the currency hedge, which is set at the beginning of the month, will not be fully replicated during the month. As a result, the Fund may hold up to 20% of its Assets in cash or short-term investments, such as shares of a JPMorgan money market fund, if Shares are created during the month.

To the extent that the securities in the Underlying Fund’s underlying index are concentrated in one or more industries or groups of industries, the Underlying Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s NAV, market price, performance and ability to meet its investment objective.

Investments in the Underlying Fund Risk. The Fund invests in the Underlying Fund as part of its primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the Underlying Fund. Shareholders will indirectly bear the expenses charged by the Underlying Fund. Because the Fund’s adviser or its affiliates provide services to and receive fees from the Underlying Fund, the Fund’s investments in the Underlying Fund benefit the adviser and/or its affiliates. In addition, the Fund may hold a significant percentage of the shares of the Underlying Fund. As a result, the Fund’s investments in the Underlying Fund may create a conflict of interest.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index, the Underlying Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Foreign Securities Risk. Investments in foreign currencies and foreign issuers (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Hedging Risk. The Fund enters into foreign currency forward contracts, including NDFs, to attempt to minimize the impact of changes in the currency exposure of the Underlying Fund against the U.S. dollar. The return of the foreign currency forward contracts may not perfectly offset the actual fluctuations between the currencies represented in the Underlying Index and the U.S. dollar. To the extent the Fund’s hedging contracts are not successful, the U.S. dollar value of an investment in the Fund may go down. Because the currency hedge is reset on a monthly basis, currency risk can develop intra-month. Specifically, because no changes in the currency hedge in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes to the Underlying Index, changes in the value of the non-U.S. currencies represented in the Underlying Index against the U.S. dollar during the month may impact the ability of the Fund to provide an effective hedge or to track the performance of the Underlying Index. While the Underlying Index is designed to hedge currency rate exposure of the equity positions, it is possible that a degree of exposure may remain even at the time of rebalance. Currency hedging may also limit

24	J.P. MORGAN EXCHANGE-TRADED FUNDS

potential gains from the exposure to the equity securities if foreign currencies rise or remain unchanged. When foreign currencies rise or remain unchanged relative to the U.S. dollar, an unhedged investment in the same equity securities will outperform the Fund.

The Fund may use NDFs to execute its currency hedging transactions. NDFs on currencies are often less liquid than deliverable foreign currency forward contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended.

Currency Risk. Because the Fund’s and the Underlying Fund’s NAVs are determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund’s attempt to hedge currency exposure is unsuccessful. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities or entering into forward contracts, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a fund investing in foreign securities. The Fund’s return also may not track the return of the Underlying Index if its currency hedging strategy is not successful. In addition, the Fund’s return may differ from the return of its Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Underlying Fund’s valuation of a security at the time of calculation of the Underlying Fund’s NAV) and the inability of the Underlying Fund to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

Because the Fund uses a representative sampling strategy (or when the Underlying Fund does so), the Fund may not be as well correlated with the return of the Underlying Index as when the Fund or the Underlying Fund purchases all of the securities in its underlying index in the proportions in which they are represented in its underlying index. To the extent the Under-

lying Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of its underlying index is not based on fair value prices), the Fund’s ability to track the performance of the Underlying Index may be adversely affected.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund and the Underlying Fund are not “actively” managed. Therefore, the Fund and the Underlying Fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from its underlying index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund (and the Underlying Fund) will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. Because the Fund uses a representative sampling approach (or when the Underlying Fund does so), the Fund will hold (directly or through the Underlying Fund) a smaller number of securities than are in the Fund’s or Underlying Fund’s index or will not match the Underlying Index’s hedging strategy exactly. As a result, an adverse development respecting an issuer of securities held by the Underlying Fund could result in a greater decline in the Fund’s NAV than would be the case if the Underlying Fund held all of the securities in its underlying index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Underlying Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. The Fund (and the Underlying Fund) may use derivatives, primarily foreign currency forward contracts (and futures for the Underlying Fund). Derivatives, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are

MARCH 1, 2017	25

JPMorgan Diversified Return International Currency Hedged ETF (continued)

synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase to the extent the Underlying Fund invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund (including through the Underlying Fund) may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund (including through the Underlying Fund) may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund has not operated for a full calendar year as of the date of this prospectus, and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Associate
Albert Chuang	2017	Vice President
Wei (Victor) Li	2017	Executive Director
Joe Staines	2017	Associate
Roger Hallam	2016	Managing Director
Danny Sage	2016	Executive Director

26	J.P. MORGAN EXCHANGE-TRADED FUNDS

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 Shares. The Fund generally issues and redeems Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MARCH 1, 2017	27

JPMorgan Diversified Return International Equity ETF

Ticker: JPIN

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%
Other Expenses	0.51

Total Annual Fund Operating Expenses	0.75
Fee Waivers and Expense Reimbursements[1]	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.43

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.43% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	44	138	317	835

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed ex North America Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed ex North America Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and sectors. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: consumer services, consumer goods, financials, health care, industrials, materials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, low volatility, and specific market capitalization. The weightings to the individual characteristics are also adjusted based on each’s contribution to the overall risk of the portfolio. The Fund’s securities are large- and mid-cap equity securities of companies from developed countries, including common stock,

28	J.P. MORGAN EXCHANGE-TRADED FUNDS

preferred stock and real estate investment trusts (REITs). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $97.5 million to $226.0 billion.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Volatility — Seeks to identify low-volatility stocks that offer the potential for higher risk-adjusted returns than the overall market

Market Capitalization — Focuses on relatively smaller companies that have historically outperformed the market value over time

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when a Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund may invest up to 20% of its assets in exchange-traded futures and currency forward contracts to seek performance that corresponds to the Underlying Index.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Foreign Securities Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where

MARCH 1, 2017	29

JPMorgan Diversified Return International Equity ETF (continued)

securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Geographic Focus Risk. The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a Fund investing in foreign securities. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV) and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. Derivatives, including futures and currency forward contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase as it invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than

30	J.P. MORGAN EXCHANGE-TRADED FUNDS

the prices of other equity securities, especially over the short term.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of the Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares trade above, below or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the corresponding premium or discount to the Shares’ NAV may widen.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes), FTSE Developed ex North America Index (net of foreign withholding taxes) and MSCI EAFE Index (net of foreign withholding taxes). Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

Best Quarter	3rd quarter, 2016	5.72%
Worst Quarter	3rd quarter, 2015	–6.82%

MARCH 1, 2017	31

JPMorgan Diversified Return International Equity ETF (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund (since 11/5/14)
Return Before Taxes	0.91%	0.79%
Return After Taxes on Distributions	0.57	0.25
Return After Taxes on Distributions and Sale of Shares	0.89	0.52
FTSE Developed ex North America Diversified Factor Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	1.33	1.49
FTSE Developed ex North America Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	1.43	(0.37)
MSCI EAFE Index (net of foreign withholding taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	1.00	(0.76)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2017	Managing Director
Kartik Aiyar	2017	Associate
Albert Chuang	2017	Vice President
Wei (Victor) Li	2017	Executive Director
Joe Staines	2017	Associate

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 100,000 Shares. The Fund generally issues and redeems Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

32	J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Return U.S. Equity ETF

Ticker: JPUS

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.23%
Other Expenses	0.67

Total Annual Fund Operating Expenses	0.90
Fee Waivers and Expense Reimbursements[1]	(0.71)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.19

1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.19% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	19	61	277	899

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser. Frank Russell Company is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the Russell 1000 Index, a larger Russell index, which is comprised of large- and mid-cap equity securities in the United States. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, and quality. The Underlying Index security selection process then seeks to exclude the least attractive securities based on these characteristics. In addition, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations across sectors and individual securities. The Underlying Index is diversified across the following sectors: financials, technology, consumer services, health care, industrials, consumer goods, energy/materials and telecommunications and utilities. Within each sector, stocks are also weighted to diversify risk across individual equity securities. The Fund’s securities are large- and mid-cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $259.3 million to $647.0 billion.

MARCH 1, 2017	33

JPMorgan Diversified Return U.S. Equity ETF (continued)

UNDERLYING INDEX CHARACTERISTICS

Valuation — Seeks to avoid equity securities that are expensive relative to their fundamental characteristics

Momentum — Seeks to avoid equity securities which have low recent risk-adjusted returns

Quality — Seeks to avoid equity securities with poor return on equity

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when a Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund may invest up to 20% of its assets in exchange-traded futures to seek performance that corresponds to the Underlying Index.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.

34	J.P. MORGAN EXCHANGE-TRADED FUNDS

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase as it invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of the Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and

MARCH 1, 2017	35

JPMorgan Diversified Return U.S. Equity ETF (continued)

sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Shares over the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the Russell 1000 Diversified Factor Index and Russell 1000 Index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383 (844-4JPM ETF).

Best Quarter	1st quarter, 2016	4.32%
Worst Quarter	3rd quarter, 2016	1.65%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2016)
	Past 1 Year	Life of Fund (since 9/29/15)
Return Before Taxes	12.08%	15.50%
Return After Taxes on Distributions	11.87	15.22
Return After Taxes on Distributions and Sale of Shares	7.00	11.85
Russell 1000 Diversified Factor Index
(Reflects No Deduction for Fees, Expenses or Taxes)	12.64	16.00
Russell 1000 Index
(Reflects No Deduction for Fees, Expenses or Taxes)	12.05	16.81

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Jonathan Msika	2016	Vice President
Joe Staines	2016	Associate
Steven (Yegang) Wu	2016	Analyst

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 100,000 Shares. The Fund generally issues and redeems Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

36	J.P. MORGAN EXCHANGE-TRADED FUNDS

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MARCH 1, 2017	37

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

Ticker: JPME

What is the goal of the Fund?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell Midcap Diversified Factor Index.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors purchasing Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%
Other Expenses[1]	0.78

Total Annual Fund Operating Expenses	1.02
Fee Waivers and Expense Reimbursements[2]	(0.78)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	0.24

1	“Other Expenses” are based on estimated accounts for the current fiscal year.

2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.24% of the average daily net assets of the Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 2/29/20, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/29/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
SHARES ($)	25	77	321	1,021

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal period (May 11, 2016 through October 31, 2016), the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell Midcap Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser. Frank Russell Company is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the Russell Midcap Index, a larger Russell index, which is comprised of mid-cap equity securities in the United States. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, momentum and quality. The Underlying Index security selection process then seeks to exclude the least attractive securities based on these characteristics. In addition, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations across sectors and individual securities. The Underlying Index is not currently focused on any particular sector and is diversified across the following sectors: financials, technology, consumer services, health care, industrials, consumer goods, energy/materials and telecommunications and utilities. Within each sector, stocks are also weighted to diversify risk across individual equity securities. The Fund’s securities are mid-cap equity securities of U.S. companies, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $259.3 million to $56.0 billion.

38	J.P. MORGAN EXCHANGE-TRADED FUNDS

UNDERLYING INDEX CHARACTERISTICS

Relative Valuation — Seeks to avoid equity securities that are expensive relative to their fundamental characteristics

Momentum — Seeks to avoid equity securities which have low recent risk-adjusted returns

Quality — Seeks to avoid equity securities with poor return on equity

The Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of the Underlying Index. The adviser expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, the Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund’s intention is to replicate the constituent securities of the Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable to purchase or hold all of, or only, the constituent securities in their respective weightings in the Underlying Index. In these circumstances, the Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent the Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of the Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Even when the Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. The Fund’s portfolio will be rebalanced quarterly in accordance with the quarterly rebalancing of the Underlying Index.

The Fund may invest up to 20% of its assets in exchange-traded futures to seek performance that corresponds to the Underlying Index.

To the extent that the securities in the Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

The Fund’s Main Investment Risks

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), market price, performance and ability to meet its investment objective.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries included in the Underlying Index or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in the Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Index Related Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the Fund’s return may differ from the return of the Underlying Index as a result of, among other things, pricing differences between the valuation of securities in the Underlying Index and in the Fund’s NAV and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.

MARCH 1, 2017	39

JPMorgan Diversified Return U.S. Mid Cap Equity ETF (continued)

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on the Fund and its shareholders.

The risk that the Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The Fund will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by the Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in the Fund are smaller, these risks may be greater.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.

Mid-Cap Company Risk. The Fund’s risks increase as it invests more heavily in mid-cap companies. Investments in mid-cap companies may be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

ETF Shares Trading Risk. Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold in the secondary market at market prices. The market prices of Shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings, and supply and demand for Shares. The adviser cannot predict whether Shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. During such periods, you may incur significant losses if you sell your Shares.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry

40	J.P. MORGAN EXCHANGE-TRADED FUNDS

or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and the Fund increase the relative emphasis of its investments in a particular industry or sector, the Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund has not operated for a full calendar year as of the date of this prospectus, and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Yazann Romahi	2016	Managing Director
Jonathan Msika	2016	Vice President
Joe Staines	2016	Associate
Steven (Yegang) Wu	2016	Analyst

Purchase and Sale of Shares

The Fund will issue and redeem Shares at NAV only in a large specified number of Shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 100,000 Shares. The Fund generally issues and redeems Creation Units in return for a designated portfolio of securities (and an amount of cash) that the Fund specifies each day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on the Exchange, and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV. Certain affiliates of the Fund and the adviser may purchase and resell Shares pursuant to this prospectus.

Tax Information

To the extent the Fund makes distributions, those distributions will be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the adviser and its related companies may pay the financial intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MARCH 1, 2017	41

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

Main Investment Strategies

Each Fund, using a “passive” or indexing investment approach, attempts to closely correspond to the performance of its respective Underlying Index. Each Underlying Index is a financial calculation based on a group of financial instruments that is not an investment product and cannot be purchased directly like the Fund. The adviser expects that, over time, the correlation between each Fund’s performance before fees and expenses and that of its Underlying Index will be 95% or better. A figure of 100% would indicate perfect correlation. Unlike many investment companies, each Fund does not seek to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

Each Fund’s (except Europe Currency Hedged ETF and International Currency Hedged ETF) intention is to replicate the constituent securities of its respective Underlying Index as closely as possible. “Replication” is a passive indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as the underlying index. However, under various circumstances, it may not be possible or practicable for a Fund to purchase or hold all of, or only, the constituent securities in their respective weightings in the Fund’s Underlying Index. In these circumstances, a Fund may utilize a “representative sampling” strategy whereby securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities. To the extent a Fund uses a representative sampling strategy, it would hold a significant number of the constituent securities of its Underlying Index, but may not track the Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire Underlying Index. Europe Currency Hedged ETF and International Currency Hedged ETF normally use representative sampling as described below. Even when a Fund is utilizing representative sampling, it must invest at least 80% of its Assets in securities included in the Underlying Index. Each Fund’s portfolio will be rebalanced in accordance with the rebalancing of its Underlying Index.

To the extent that the securities in a Fund’s (and an Underlying Fund’s) Underlying Index are concentrated in one or more industries or groups of industries, the Fund may concentrate in such industries or groups of industries.

Emerging Markets Equity ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund will invest at least 80% of Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from emerging markets selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Emerging Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities from advanced and secondary emerging markets, classified in accordance with the Index Provider’s transparent Country Classification Review Process. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and super-sectors. In the Underlying Index, weightings to regions and super-sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following regions: Latin America, Europe/Middle East/Africa, China/India/Pakistan, North Asia and Southeast Asia, and across the following super-sectors: commodities, financials, consumer, defensives and industrials. The rules based proprietary multi-factor selection process utilizes the following characteristics: value, momentum and quality. The emerging market countries included in the Underlying Index are currently in the following regions:

•	Southeast Asia — Indonesia, Malaysia, Philippines, Thailand

•	North Asia — Taiwan

•	China/India/Pakistan

•	Europe/Middle East/Africa — Czech Republic, Egypt, Hungary, Morocco, Poland, Qatar, Russia, South Africa, Turkey, United Arab Emirates

•	Latin America — Brazil, Chile, Colombia, Mexico, Peru

These countries may change from time to time. The Fund’s securities are large- and mid-cap equity securities of companies from emerging markets, including common stock, depositary receipts, preferred stock and REITs. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $118 million to $142.1 billion.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Quality — Targets companies that exhibit financial stability based on high return on equity and low volatility of price returns

42	J.P. MORGAN EXCHANGE-TRADED FUNDS

The Fund may invest up to 20% of its assets in exchange-traded futures contracts and other ETFs to seek performance that corresponds to the Underlying Index, particularly in emerging markets where it is otherwise difficult to gain access.

Europe Currency Hedged ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. An index is a financial calculation based on a group of financial instruments that is not an investment product and cannot be purchased directly like the Fund. The Underlying Index has been developed to represent European stock performance with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities across developed Europe selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed Europe Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. The Underlying Index will not, however, hold constituents from Greece. The Underlying Index may include companies in the following countries: Austria, Belgium, Luxembourg, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Countries in the Underlying Index may change from time to time. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in sectors. In the Underlying Index, weightings to sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across the following sectors: Consumer Goods, Consumer Services, Financials, Health Care, Industrials, Basic Materials, Oil & Gas, Technology, Telecommunications and Utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: valuation, momentum, and quality. The Underlying Index’s securities are large- and mid-cap equity securities of companies from developed European countries, including common stock and preferred stock. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $1.3 billion to $226.0 billion. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Quality — Targets companies that exhibit financial stability based on high return on equity and low volatility of price returns

Currently, the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund, which is a passive fund investing in the same securities held in the Underlying Index, but the Underlying Fund does not include the currency hedge component. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index (including indirect investments through the Underlying Fund). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund will invest in European equity securities (including through the Underlying Fund) and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency fluctuations, and may invest in depositary receipts representing securities included in the Underlying Index (including through the Underlying Fund). “Assets” means net assets, plus the amount of borrowing for investment purposes.

The adviser uses a “representative sampling” index strategy to manage the Fund. In representative sampling, securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities, but the Fund does not hold all the constituent securities. It allows the Fund to hold a significant number of the constituent securities of its Underlying Index (through the Underlying Fund), but the Fund may not track its Underlying Index with the same degree of accuracy as would an investment vehicle replicating the Underlying Index.

The Underlying Index applies a one month forward rate to the total value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a “hedge” against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are rising relative to the U.S. dollar.

MARCH 1, 2017	43

More About the Funds (continued)

In order to attempt to track the “hedging” component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts which may include both physically settled forward contracts and NDFs. These contracts are designed to offset the Fund’s exposure to the currencies represented in the Underlying Index. Consistent with the Underlying Index, the “hedging component” for the Fund will be reset on a monthly basis. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund may use NDFs to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The Fund’s exposure to foreign currency forward contracts and NDFs is based on the aggregate exposure of the Fund to the currencies represented in the Underlying Index.

Due to fluctuation in asset values, the currency hedge, which is set at the beginning of the month, will not be fully replicated during the month. As a result, the Fund may hold up to 20% of its Assets in cash or short-term investments, such as shares of a JPMorgan money market fund, if Shares are created during the month.

Europe Equity ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the FTSE Developed Europe Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from across developed Europe selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider from the constituents of the FTSE Developed Europe Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed European markets. The Underlying Index will not, however, hold constituents from Greece. Specifically, the Underlying Index may include companies in the following countries: Austria, Belgium, Luxembourg, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. Countries in the Underlying Index may change from time to time. The rules based proprietary multi-factor selection process utilizes the following characteristics: valuation, momentum, and quality. The equity securities in the Underlying Index will be diversified across industries. These securities will be large- and mid-cap equity securities, including common stock and preferred stock. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from

$1.3 billion to $226.0 billion. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Quality — Targets companies that exhibit financial stability based on high return on equity and low volatility of price returns

The Fund may invest up to 20% of its assets in exchange-traded futures and currency forward contracts to seek performance that corresponds to the Underlying Index, but not for hedging currency.

Global Equity ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund will invest at least 80% of Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from developed global markets selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed markets. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and sectors. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following regions: Europe, Japan, Pacific ex Japan and North America, and across the following sectors: consumer services, consumer goods, financials, health care, industrials, materials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, low volatility, and specific market capitalization. The weightings to the individual characteristics are also adjusted based on each’s contribution to the overall risk of the portfolio. The Underlying Index will include companies in the following countries: Australia, Austria, Belgium & Luxembourg, Canada, Denmark,

44	J.P. MORGAN EXCHANGE-TRADED FUNDS

Finland, France, Germany, Greece, Ireland, Israel, Italy, Japan, Korea, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, the United States and in Hong Kong. These countries may change from time to time. The Fund’s securities are large- and mid-cap equity securities, including common stock, preferred stock and REITs. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $462.8 million to $311.0 billion.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Volatility — Seeks to identify low-volatility stocks that offer the potential for higher risk-adjusted returns than the overall market

Market Capitalization — Focuses on relatively smaller companies that have historically outperformed the market value over time

The Fund may invest up to 20% of its assets in exchange-traded futures and currency forward contracts to seek performance that corresponds to the Underlying Index.

International Currency Hedged ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. An index is a financial calculation based on a group of financial instruments that is not an investment product and cannot be purchased directly like the Fund. The Underlying Index has been developed to represent international stock performance with the foreign currency risk of the securities included in the Underlying Index hedged against the U.S. dollar on a monthly basis. The Underlying Index is comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed ex North America Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and sectors. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: consumer services, consumer goods, financials, health care, industrials, materials, oil & gas, technology, telecommunications and utilities. The Underlying Index may include companies in the following countries: Australia, Austria, Belgium & Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, Japan, Korea, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom and in Hong Kong. Countries in the Underlying Index may change from time to time. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, low volatility, and specific market capitalization. The weightings to the individual characteristics are also adjusted based on each’s contribution to the overall risk of the portfolio. The Underlying Index’s securities are large- and mid-cap equity securities of companies from developed countries, including common stock, preferred stock and real estate investment trusts (REITs). As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $97.5 million to $226.0 billion. The equity positions in both the Underlying Index and the Underlying Fund are rebalanced quarterly. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Volatility — Seeks to identify low-volatility stocks that offer the potential for higher risk-adjusted returns than the overall market

Market Capitalization — Focuses on relatively smaller companies that have historically outperformed the market over time

Currently, the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in the Underlying Fund, which is a passive fund investing in the same securities held in the Underlying Index, but the Underlying Fund does not include the currency hedge component. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index (including indirect investments through the Underlying Fund). For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund will invest in equity securities (including through the Underlying Fund) and foreign currency forward contracts (both deliverable and non-deliverable) designed to hedge against non-U.S. currency

MARCH 1, 2017	45

More About the Funds (continued)

fluctuations and may invest in depositary receipts representing securities included in the Underlying Index (including through the Underlying Fund). “Assets” means net assets, plus the amount of borrowing for investment purposes.

The adviser uses a “representative sampling” index strategy to manage the Fund. In representative sampling, securities are chosen in order to attempt to approximate the investment characteristics of the constituent securities, but the Fund does not hold all the constituent securities. It allows the Fund to hold a significant number of the constituent securities of its Underlying Index (through the Underlying Fund), but the Fund may not track its Underlying Index with the same degree of accuracy as would an investment vehicle replicating the Underlying Index.

The Underlying Index applies a one month forward rate to the total value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a “hedge” against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The hedge is reset on a monthly basis. The Underlying Index is designed to have higher returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are weakening relative to the U.S. dollar. Conversely, the Underlying Index is designed to have lower returns than an equivalent unhedged investment when the currencies represented in the Underlying Index are rising relative to the U.S. dollar.

In order to attempt to track the “hedging” component of the Underlying Index, the Fund intends to enter into foreign currency forward contracts which may include both physically settled forward contracts and NDFs. These contracts are designed to offset the Fund’s exposure to the currencies represented in the Underlying Index. Consistent with the Underlying Index, the “hedging component” for the Fund will be reset on a monthly basis. A foreign currency forward contract is a contract between two parties to buy or sell a specified amount of a specific currency in the future at an agreed upon exchange rate. The Fund may also use NDFs to execute its hedging transactions. An NDF is a contract where there is no physical settlement of two currencies at maturity. Rather, based on the movement of the currencies, a net cash settlement will be made by one party to the other. The Fund’s exposure to foreign currency forward contracts and NDFs is based on the aggregate exposure of the Fund to the currencies represented in the Underlying Index.

Due to fluctuation in asset values, the currency hedge, which is set at the beginning of the month, will not be fully replicated during the month. As a result, the Fund may hold up to 20% of its Assets in cash or short-term investments, such as shares of a JPMorgan money market fund, if Shares are created during the month.

International Equity ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Underlying Index. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of equity securities from developed global markets (excluding North America) selected to represent a diversified set of factor characteristics, originally developed by the adviser. FTSE International Limited is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the FTSE Developed ex North America Index, a larger FTSE index, which is comprised of large- and mid-cap equity securities in developed markets outside of North America. Through diversification, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations in regions and sectors. In the Underlying Index, weightings to regions and sectors are adjusted based on their historical volatility to diversify their contribution to the overall risk of the portfolio. The Underlying Index is diversified across certain countries in the following countries and/or regions: United Kingdom, Europe ex United Kingdom, Japan, Pacific ex Japan, and across the following sectors: consumer services, consumer goods, financials, health care, industrials, materials, oil & gas, technology, telecommunications and utilities. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, low volatility, and specific market capitalization. The weightings to the individual characteristics are also adjusted based on each’s contribution to the overall risk of the portfolio. The Underlying Index will include companies in the following countries: Australia, Austria, Belgium & Luxembourg, Denmark, Finland, France, Germany, Greece, Ireland, Israel, Italy, Japan, Korea, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and in Hong Kong. These countries may change from time to time. The Fund’s securities are large- and mid-cap equity securities, including common stock, preferred stock and REITs. For purposes of investing at least 80% of its Assets in securities included in the Underlying Index, the Fund may invest in depositary receipts representing securities included in the Underlying Index. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $97.5 million to $226.0 billion.

46	J.P. MORGAN EXCHANGE-TRADED FUNDS

UNDERLYING INDEX CHARACTERISTICS

Valuation — Targets equity securities with attractive prices relative to their fundamental characteristics

Momentum — Targets equity securities which have high recent risk-adjusted returns

Volatility — Seeks to identify low-volatility stocks that offer the potential for higher risk-adjusted returns than the overall market

Market Capitalization — Focuses on relatively smaller companies that have historically outperformed the market value over time

The Fund may invest up to 20% of its assets in exchange-traded futures and currency forward contracts to seek performance that corresponds to the Underlying Index.

U.S. Equity ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell 1000 Diversified Factor Index (the Underlying Index). The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser. Frank Russell Company is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the Russell 1000 Index, a larger Russell index, which is comprised of large- and mid-cap equity securities in the United States. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, price momentum, and quality. The Underlying Index security selection process then seeks to exclude the least attractive securities based on these characteristics. In addition, the Underlying Index is designed to more evenly distribute risk to minimize risk concentrations across sectors and individual securities. The Underlying Index is diversified across the following sectors: financials, technology, consumer services, health care, industrials, consumer goods, energy/materials and telecommunications and utilities. Within each sector, stocks are also weighted to diversify risk across individual equity securities. The Fund’s securities are large- and mid-cap equity securities of U.S. companies, including common stock, preferred stock and REITs. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $259.3 million to $647.0 billion.

UNDERLYING INDEX CHARACTERISTICS

Valuation — Seeks to avoid equity securities that are expensive relative to their fundamental characteristics

Momentum — Seeks to avoid equity securities which have low recent risk-adjusted returns

Quality — Seeks to avoid equity securities with poor return on equity

The Fund may invest up to 20% of its assets in exchange-traded futures to seek performance that corresponds to the Underlying Index.

U.S. Mid Cap Equity ETF

The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the Russell Midcap Diversified Factor Index (the Underlying Index). An index is a financial calculation based on a group of financial instruments that is not an investment product and cannot be purchased directly like the Fund. The Fund will invest at least 80% of its Assets in securities included in the Underlying Index. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Underlying Index is comprised of U.S. equity securities selected to represent a diversified set of factor characteristics, originally developed by the adviser. Frank Russell Company is the Index Provider. Holdings in the Underlying Index are selected by the Index Provider primarily from the constituents of the Russell Midcap Index, a larger Russell index, which is comprised of mid-cap equity securities in the United States. The rules based proprietary multi-factor selection process utilizes the following characteristics: relative valuation, momentum, and quality. The Underlying Index is not currently focused on any particular sector and is diversified across the following sectors: financials, technology, consumer services, healthcare, industrials, consumer goods, energy/materials and telecommunications and utilities. The Fund’s securities are mid-cap equity securities of U.S. companies, including common stock, preferred stock and REITs. As of January 31, 2017, the market capitalizations of the companies in the Underlying Index ranged from $259.3 million to $56.0 billion. The components of the Underlying Index, and the degree to which these components represent certain sectors, may change over time.

UNDERLYING INDEX CHARACTERISTICS

Relative Valuation — Seeks to avoid equity securities that are expensive relative to their fundamental characteristics

Momentum — Seeks to avoid equity securities which have low recent risk-adjusted returns

Quality — Seeks to avoid equity securities with poor return on equity

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More About the Funds (continued)

The Fund may invest up to 20% of its assets in exchange-traded futures to seek performance that corresponds to the Underlying Index.

U.S. Equity ETF and U.S. Mid Cap Equity ETF

For the purposes of selection of securities for inclusion in the Underlying Index (and thus the Fund), an issuer of a security will be deemed to be located in the United States if: (i) the issuer is organized under the laws of the United States, (ii) the issuer is headquartered in the United States, or (iii) the most liquid exchange for the security is in the United States as defined by the rules of the Underlying Index.

Additional Investment Strategies

In addition to purchasing the securities that are included in its Underlying Index or described above, the Funds may also utilize the following:

•

Other equity securities, including U.S. or foreign equity securities (only U.S. securities for U.S. Equity ETF and U.S. Mid Cap Equity ETF), which are not included in the Underlying Index. The foreign securities may be in the form of depositary receipts.

•	Derivatives, including futures and forward foreign currency contracts, for the efficient management of cash flows.

The Funds will not invest in money market instruments as a part of a temporary defensive position to protect against potential stock market decline, but may purchase affiliated money market funds for the efficient management of cash flows.

The frequency with which a Fund buys and sells securities will vary from year to year, depending on the composition of the Underlying Index.

Each Fund has adopted a policy that requires the Funds to provide shareholders with at least 60 days notice prior to any change in its policy to invest at least 80% of its assets in securities included in its Underlying Index. The Board of Trustees of the Trust may change each Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding Shares of each Fund. Each Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding Shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their investment objectives.

The main risks associated with investing in each Fund are summarized in “Risk/Return Summary” for that Fund at the front of this prospectus. More detailed descriptions of certain of the main risks and additional risks of the Funds are described below.

Each Fund also may use other non-principal strategies that are not described herein, but which are described in the Statement of Additional Information.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.

Each Fund is subject to the risks noted below, any of which may adversely affect a Fund’s NAV, market price, performance and ability to meet its investment objective.

MAIN RISKS

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Underlying Index or in a Fund’s portfolio may underperform securities in comparison to the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation, interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

Foreign Securities and Emerging Markets Risks. (except U.S. Equity ETF and U.S. Mid Cap Equity ETF) Because a Fund (or the Underlying Fund) invests in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts

48	J.P. MORGAN EXCHANGE-TRADED FUNDS

and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

For the Emerging Markets Equity ETF, the risks associated with foreign securities are magnified in the “emerging markets” in which it invests. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

In addition to the more general foreign and emerging market risks above, a Fund may focus its investments in one or more foreign regions or small group of companies. As a result, such Fund’s performance may be subject to greater volatility than a more geographically diversified fund and may be subject to the risks in the following regional areas:

Asia Pacific Market Risk. (Emerging Markets Equity ETF, Global Equity ETF, International Equity ETF and International Currency Hedged ETF) The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Fund.

China Region Risk. (Emerging Markets Equity ETF, Global Equity ETF, International Equity ETF and International Currency Hedged ETF) Investments in China, Hong Kong and Taiwan are subject to legal, regulatory, monetary and economic risks. Investments involve political and legal uncertainties, currency fluctuations and currency controls, the risk of confiscatory taxation, and nationalization or expropriation of assets. The Chinese securities markets are emerging markets characterized by greater price volatility. China is dominated by the one-party rule of the Communist Party, and the Chinese government exercises significant control over China’s economic growth. Though Taiwan is not dominated by one-party rule and employs a free market economy, Taiwan’s political and economic relationship with China, particularly the continuing disagreement as to Taiwan’s sovereignty, could adversely impact investments in Taiwan.

At times, there may be a high correlation among the Chinese and Taiwanese markets. Accordingly, because a Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a fund that is more broadly diversified geographically.

EMEA (Europe/Middle East/Africa) Region Risk. (Emerging Markets Equity ETF) The economies of EMEA countries are all considered emerging market economies. The democratization process in Eastern Europe is still relatively new, and political turmoil and uprising remains a threat. Russia is establishing a new political outlook and market economy, but political risks remain high and steps that Russia may take to assert its geopolitical influence may increase the tensions in the region and affect economic growth. Many Middle Eastern economies have little or no democratic tradition and are currently facing greater political and economic uncertainty, which could result in significant economic downturn. Many African nations have a history of dictatorship, military intervention and corruption. Russia, the Middle East and many African nations are also highly reliant on income from sales of commodities (such as oil), and their economies are therefore vulnerable to changes in the global prices of these commodities and currencies. As global demand for commodities fluctuates, the Russian economy and many Middle Eastern and African economies may be significantly impacted.

European Market Risk. (Emerging Markets Equity ETF, Europe Currency Hedged ETF, Europe Equity ETF, Global Equity ETF, International Equity ETF and International Currency Hedged ETF) A Fund’s performance will be affected by political,

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social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to the referendum in which the United Kingdom voted to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

Japan Risk. (Global Equity ETF, International Equity ETF and International Currency Hedged ETF) The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.

India Risk. (Emerging Markets Equity ETF) Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, economic growth and the profitability of private enterprises. Global economic developments may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of individuals and corporate governance standards of Indian companies may be weaker and less transparent, which may increase the risk of loss and unequal treatment of investors. Investments in India are subject to risks presented by investments in an emerging market country, including liquidity risk, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region.

Latin American Market Risk. (Emerging Markets Equity ETF) The economies of countries in Latin America are all considered emerging market economies. High interest, inflation (in some cases substantial and prolonged), and unemployment rates generally characterize each economy. Because commodities such as agricultural products, minerals, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Fund.

Governments of many Latin American countries exercise substantial influence over many aspects of the private sector, and any such exercise could have a significant effect on companies in which the Fund invests. Other Latin American market risks include foreign exchange controls, difficulties in pricing securities, defaults on sovereign debt, difficulties in enforcing favorable legal judgments in local courts and political and social instability.

Geographic Focus Risk. (for each Fund except U.S. Equity ETF and U.S. Mid Cap Equity ETF) A Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Currency Risk. (for each Fund except U.S. Equity ETF and U.S. Mid Cap Equity ETF) Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s Shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment impacted by that currency loses value because that currency is worth less in U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets, may be riskier than other types of investments and may increase the volatility of the Fund.

In addition, for the Europe Currency Hedged ETF and International Currency Hedged ETF, because a Fund’s and an Underlying Fund’s NAVs are determined in U.S. dollars, a Fund’s NAV could decline if the currency of a non-U.S. market in which a

50	J.P. MORGAN EXCHANGE-TRADED FUNDS

Fund invests depreciates against the U.S. dollar and a Fund’s attempt to hedge currency exposure is unsuccessful.

Index Related Risk. A Fund’s return may not track the return of its Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. These transaction costs may be higher for a Fund investing in foreign securities. In addition, a Fund’s return may differ from the return of its Underlying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s NAV) and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

In addition, when a Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of its Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.

Corporate actions affecting securities held by the Fund (such as mergers and spin-offs) or the Fund’s ability to purchase round lots of the securities may also cause a deviation between the performance of the Fund and its Underlying Index.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on a Fund and its shareholders.

It is also possible that the composition of a Fund may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The risk that a Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Passive Management Risk. Unlike many investment companies, a Fund’s (and the Underlying Fund’s) are not “actively” managed. Therefore, it would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from the Underlying Index. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. Each Fund (or the

Underlying Fund) will not take defensive positions under any market conditions, including in declining markets.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by a Fund could result in a greater decline in the Fund’s NAV than would be the case if the Fund held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying Index that is not held by a Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in a Fund are smaller, these risks may be greater.

Derivatives Risk. The Funds (or an Underlying Fund) may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund (or the Underlying Fund), and the cost of such strategies may reduce the Fund’s (or the Underlying Fund’s) returns. Certain derivatives also expose a Fund (or the Underlying Fund) to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, a Fund or the Underlying Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect on the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

A Fund’s transactions in futures and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund or the Underlying Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not

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engage in such transactions, which may adversely impact the Fund’s or the Underlying Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures) that derive their value from the performance of underlying assets or securities.

Mid-Cap Company Risk. Investments in smaller, newer companies may be riskier and less liquid than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because mid-cap companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments and may affect your investment in the Fund.

Market Trading Risk

Risk that Shares of a Fund May Trade at Prices Other Than NAV. Shares of a Fund may trade on the Exchange at prices above, below or at their most recent NAV. The NAV of a Fund’s Shares, which is calculated at the end of each business day, will generally fluctuate with changes in the market value of that Fund’s holdings. The market prices of the Shares will also fluctuate, in some cases materially, in accordance with changes in NAV and the intraday value of a Fund’s holdings, as well as the relative supply of and demand for the Shares on the Exchange. Differences between secondary market prices of Shares and the intraday value of a Fund’s holdings may be due largely to supply and demand forces in the secondary market, which may not be the same forces as those influencing prices for securities held by the Fund at a particular time.

Given the fact that Shares can be created and redeemed by authorized participants in Creation Units, the adviser believes that large discounts or premiums to the NAV of Shares should not be sustained in the long-term. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the value of a Fund’s holdings, market prices are not expected to correlate exactly to a Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, or high market volatility may result in market prices for Shares of the

Fund that differ significantly from its NAV or to the intraday value of the Fund’s holdings. As a result of these factors, among others, a Fund’s Shares may trade at a premium or discount to NAV, especially during periods of market volatility.

Given the nature of the relevant markets for certain of the securities for each Fund except the U.S. Equity ETF and U.S. Mid Cap Equity ETF, Shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. In addition, the securities held by such Funds may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the Shares’ net asset value may widen.

Cost of Buying or Selling Shares. When you buy or sell Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of a Fund’s Shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of a Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that Shares may trade at a discount to a Fund’s NAV, and the discount is likely to be greatest during significant market volatility.

Short Selling Risk. Shares of the Fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

No Guarantee of Active Trading Market Risk. While Shares are listed on the Exchange, there can be no assurance that active trading markets for the Shares will be maintained by market makers or by authorized participants. SEI Investments Distribution Co., the distributor of a Fund’s Shares (the Distributor), does not maintain a secondary market in the Shares.

Trading Issues Risk. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. If a trading halt or unanticipated early closing of the Exchange occurs, a Shareholder may be unable to purchase or sell Shares of a Fund.

52	J.P. MORGAN EXCHANGE-TRADED FUNDS

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of intermediaries that act as authorized participants, and none of the authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to a Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Industry and Sector Focus Risk. At times the Underlying Index and a Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Underlying Index and a Fund increase the relative emphasis of its investments in a particular industry or sector, a Fund’s Share values may fluctuate in response to events affecting that industry or sector.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. Each Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ADDITIONAL MAIN RISKS FOR EMERGING MARKETS EQUITY ETF

Cash Transactions Risk. Unlike certain ETFs, the Emerging Markets Equity ETF effects its creations and redemptions partially for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind. Other ETFs generally are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. Because the Fund currently intends to effect a portion of redemptions for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.

Exchange-Traded Fund (ETF) and Investment Company Risk. The Emerging Markets Equity Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETF traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Financial Sector Risk. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in

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More About the Funds (continued)

the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

ADDITIONAL MAIN RISKS FOR EUROPE CURRENCY HEDGED ETF AND INTERNATIONAL CURRENCY HEDGED ETF

Investments in the Underlying Fund Risk. A Fund invests in the Underlying Fund as a primary strategy, so a Fund’s performance and risks are directly related to the performance and risks of the Underlying Fund. A Fund’s net asset value will change with the value of the Underlying Fund and changes in the markets where the Underlying Fund invests. Because a Fund’s adviser or its affiliates provide services to and receive fees from the Underlying Fund, investments in the Underlying Fund benefit the adviser and/or its affiliates. In addition, a Fund may hold a significant percentage of the shares of the Underlying Fund. As a result, a Fund’s investments in the Underlying Fund may create a conflict of interest. The Underlying Fund is a pooled investment vehicle whose ownership interests are purchased and sold on a securities exchange. The Underlying Fund seeks to track the performance of its underlying index. The price movement of the Underlying Fund may not track its underlying index and may result in a loss. In addition, the Underlying Fund may trade at a price below its NAV (also known as a discount). In addition, under certain circumstances when the Underlying Fund is trading at a price higher than its NAV (also known as a premium), it could be cheaper to purchase the individual securities of the Underlying Index than to purchase the Underlying Fund.

Currency Hedging Risk. A Fund enters into foreign currency forward contracts, including NDFs, to attempt to minimize the impact of changes in the currency exposure of the Underlying Fund against the U.S. dollar. The return of the foreign currency forward contracts, including NDFs, may not perfectly offset the actual fluctuations between the currencies represented in the Underlying Index and the U.S. dollar. In order to minimize transaction costs or for other reasons, a Fund’s exposure to the currencies represented in the Underlying Index may not be fully hedged at all times. For example, a Fund may not hedge against exposure to currencies that represent a relatively smaller portion of the Underlying Index. Changes in currency exchange rates and the relative value of non-U.S. currencies may affect the value of a Fund’s investment and the value of a Fund’s Shares. To the extent a Fund’s hedging contracts are not successful in hedging against such changes, the U.S. dollar value of an investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which a Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of an investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: interest rates, national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates.

Because no changes in the currency hedge in the Underlying Index are made during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes to the Underlying Index, changes in the value of the non-U.S. currencies represented in the Underlying Index against the U.S. dollar during the month may impact the ability of the Fund to provide an effective hedge or to track the performance of the Underlying Index.

Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a Fund may also go up or down quickly and unpredictably and investors may lose money. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies rise or remain unchanged. When foreign currencies rise or remain unchanged relative to the U.S. dollar, an unhedged investment in the same equity securities will outperform the Fund.

A Fund may use NDFs to execute its currency hedging transactions. NDFs on currencies are often less liquid than deliverable foreign currency forward contracts. A lack of liquidity in NDFs of the hedged currency could result in a Fund being unable to structure its hedging transactions as intended.

Index Related Risk. A Fund’s return may not track the return of its Underlying Index for a number of reasons and therefore may not achieve its investment objective. For example, a Fund incurs a number of operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities or entering in to forward contracts, especially when rebalancing the Fund’s securities holdings to reflect changes in

54	J.P. MORGAN EXCHANGE-TRADED FUNDS

the composition of the Underlying Index. These transaction costs may be higher for a Fund investing in foreign securities. A Fund’s return also may not track the return of the Underlying Index if its currency hedging strategy is not successful. In addition, a Fund’s return may differ from the return of its Under-lying Index as a result of, among other things, pricing differences (including differences between a security’s price at the local market close and the Fund’s (or the Underlying Fund) valuation of a security at the time of calculation of the Fund’s NAV) and the inability to purchase certain securities included in the Underlying Index due to regulatory or other restrictions.

Because a Fund uses a representative sampling strategy (or when the Underlying Fund does so), the Fund may not be as well correlated with the return of its Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index. To the extent the Underlying Fund calculates its NAV based on fair value prices and the value of the Underlying Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Underlying Index is not based on fair value prices), a Fund’s ability to track the performance of the Underlying Index may be adversely affected.

Corporate actions affecting securities held by the Fund (or the Underlying Fund) (such as mergers and spin-offs) or the Fund’s (or the Underlying Fund’s) ability to purchase round lots of the securities may also cause a deviation between the performance of the Fund and its Underlying Index.

Errors in the construction or calculation of the Underlying Index may occur from time to time. Any such errors may not be identified and corrected by the Index Provider for some period of time, which may have an adverse impact on a Fund and its shareholders.

It is also possible that the composition of a Fund (or the Under-lying Fund) may not exactly replicate the composition of its Underlying Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the U.S. Internal Revenue Code of 1986, as amended (the Internal Revenue Code).

The risk that a Fund may not track the performance of the Underlying Index may be heightened during times of increased market volatility or other unusual market conditions.

Sampling Risk. Because a Fund uses a representative sampling approach (or when the Underlying Fund does so), the Fund will hold (directly or through the Underlying Fund) a smaller number of securities than are in the Fund’s or Underlying Fund’s index or will not match the Underlying Index’s hedging strategy exactly. As a result, an adverse development respecting an issuer of securities held by a Fund (or the Underlying Fund) could result in a greater decline in the Fund’s NAV than would be the case if the Fund (or the Underlying Fund) held all of the securities in the Underlying Index. Conversely, a positive development relating to an issuer of securities in the Underlying

Index that is not held by a Fund could cause the Fund to underperform the Underlying Index. To the extent the assets in a Fund are smaller, these risks may be greater.

ADDITIONAL RISKS

Volcker Rule Risk. Pursuant to Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of the Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.

Preferred Stock Risk. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Because preferred stocks generally pay dividends only after the issuing company makes required payments to holders of its bonds and other debt, the value of preferred stocks generally is more sensitive than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” in the prospectus and the Statement of Additional Information.

CONFLICTS OF INTEREST

An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad

MARCH 1, 2017	55

More About the Funds (continued)

range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the SAI.

INDEX CONSTRUCTION

FTSE Emerging Diversified Factor Index

Component securities included in the Underlying Index for the Emerging Markets Equity ETF are selected from advanced and secondary emerging markets (as classified by the Index Provider’s transparent Country Classification Review Process as described on the Index Provider’s website) strictly in accordance with guidelines and mandated procedures and are selected primarily from constituents of the FTSE Emerging Index, a larger FTSE index. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;

2.	Eligible securities are chosen to provide diversification across emerging market regions and super-sectors;

3.	To provide diversification, securities are selected using the following factors: value, momentum and quality, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Index Provider also calculates the value of the Underlying Index, reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

FTSE Developed Europe Diversified Factor 100% Hedged to USD Index

Component securities included in the Underlying Index for the Europe Currency Hedged ETF are selected from markets across developed Europe strictly in accordance with guidelines and mandated procedures. Holdings are selected by the Index Provider from constituents of the FTSE Developed Europe Index excluding Greece. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;
2.	Eligible securities are chosen to provide diversification across sectors;

3.	To provide diversification, securities are selected using the following factors: valuation, momentum and quality, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Underlying Index contains the same equity securities as the FTSE Developed Europe Diversified Factor Index, which is the underlying index of the Underlying Fund and then applies a currency hedge as described below.

The Index Provider also calculates the value of the Underlying Index, reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

The Underlying Index applies a one month forward rate to 100% of the value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a “hedge” against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The Underlying Index uses the WM Reuters one month (16:00 hrs London Time mid price) forward rate in the currency hedging calculation. The hedge is reset on a monthly basis and valued daily using forward interpolated rates (rates that are estimated based on an even increase across the month). No adjustment to the hedge is done during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes. In other words the amount hedged is kept constant over the whole month.

FTSE Developed Europe Diversified Factor Index

Component securities included in the Underlying Index for the Europe Equity ETF are selected from markets across developed Europe strictly in accordance with guidelines and mandated procedures. Holdings are selected by the Index Provider from constituents of the FTSE Developed Europe Index excluding Greece. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;

2.	Eligible securities are chosen to provide diversification across industries;

3.	To provide diversification, securities are selected using the following factors: valuation, momentum, and quality, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Index Provider reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

56	J.P. MORGAN EXCHANGE-TRADED FUNDS

FTSE Developed Diversified Factor Index

Component securities included in the Underlying Index for the Global Equity ETF are selected from developed equity markets strictly in accordance with guidelines and mandated procedures and are selected primarily from constituents of the FTSE Developed Index, a larger FTSE index. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;

2.	Eligible securities are chosen to provide diversification across global regions and sectors;

3.	To provide diversification, securities are selected using the following factors: relative valuation, price momentum, low volatility and specific market capitalization, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Index Provider also calculates the value of the Underlying Index, reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index

Component securities included in the Underlying Index for the International Currency Hedged ETF are selected from developed equity markets outside North America strictly in accordance with guidelines and mandated procedures. Holdings are selected by the Index Provider from constituents of the FTSE Developed ex North America Index, a larger FTSE index. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;

2.	Eligible securities are chosen to provide diversification across international regions and sectors;

3.	To provide diversification, securities are selected using the following factors: relative valuation, price momentum, low volatility and specific market capitalization, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Underlying Index contains the same equity securities as the FTSE Developed ex North America Diversified Factor Index, which is the underlying index of the Underlying Fund and then applies a currency hedge as described below.

The Index Provider also calculates the value of the Underlying Index, reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

The Underlying Index applies a one month forward rate to 100% of the value of the non-U.S. dollar denominated securities included in the Underlying Index to effectively create a “hedge” against fluctuations in the relative value of the currencies represented in the Underlying Index in relation to the U.S. dollar. The Underlying Index uses the WM Reuters one month (16:00 hrs London Time mid price) forward rate in the currency hedging calculation. The hedge is reset on a monthly basis and valued daily using forward interpolated rates (rates that are estimated based on an even increase across the month). No adjustment to the hedge is done during the month to account for changes in the Underlying Index due to price movement of securities, corporate events, additions, deletions or any other changes. In other words the amount hedged is kept constant over the whole month.

FTSE Developed ex North America Diversified Factor Index

Component securities included in the Underlying Index for the International Equity ETF are selected from developed equity markets outside North America strictly in accordance with guidelines and mandated procedures and are selected by the Index Provider primarily from the constituents of the FTSE Developed ex North America Index, a larger FTSE index. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;

2.	Eligible securities are chosen to provide diversification across international regions and sectors;

3.	To provide diversification, securities are selected using the following factors: relative valuation, price momentum, low volatility and specific market capitalization, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Index Provider also calculates the value of the Underlying Index, reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

Russell 1000 Diversified Factor Index

Component securities included in the Underlying Index for the U.S. Equity ETF are selected from U.S. equity markets strictly in accordance with guidelines and mandated procedures and are selected by the Index Provider primarily from the constituents of the Russell 1000 Index, a larger Russell index. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;

MARCH 1, 2017	57

More About the Funds (continued)

2.	Eligible securities are weighted to provide diversification across sectors;

3.	Securities are selected using the following factors: relative valuation, price momentum, and quality, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Index Provider also calculates the value of the Underlying Index, reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

Russell Midcap Diversified Factor Index

Component securities included in the Underlying Index for the U.S. Mid Cap Equity ETF are selected from U.S. equity markets strictly in accordance with guidelines and mandated procedures and are selected by the Index Provider primarily from the constituents of the Russell Midcap Index, a larger Russell index. The Underlying Index is derived after applying the following proprietary multi-factor criteria:

1.	Liquidity of eligible securities is considered to ensure an investable index;

2.	Eligible securities are weighted to provide diversification across sectors;

3.	Securities are selected using the following factors: relative valuation, price momentum, and quality, as described in the Fund’s Risk/Return Summary; and

4.	Individual security weights are determined in order to ensure stock level diversification.

The Index Provider also calculates the value of the Underlying Index, reviews the composition of the Underlying Index and reconstitutes the Underlying Index on a quarterly basis.

DISCLAIMER

The JPMorgan Diversified Return Emerging Markets Equity ETF, JPMorgan Diversified Return Europe Currency Hedged ETF, JPMorgan Diversified Return Europe Equity ETF, JPMorgan Diversified Return Global Equity ETF, JPMorgan Diversified Return International Currency Hedged ETF, JPMorgan Diversified Return International Equity ETF, JPMorgan Diversified Return U.S. Equity ETF and JPMorgan Diversified Return U.S. Mid Cap Equity ETF (the “Funds”) are not in any way sponsored, endorsed, sold or promoted by the London Stock Exchange

Group companies, which include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”) and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”) (together “LSEG”). LSEG makes no claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Emerging Diversified Factor Index, FTSE Developed Europe Diversified Factor 100% Hedged to USD Index, FTSE Developed Europe Diversified Factor ETF, FTSE Developed Diversified Factor Index, FTSE Developed ex North America Diversified Factor 100% Hedged to USD Index, FTSE Developed ex North America Diversified Factor Index, Russell 1000 Diversified Factor Index and Russell Mid Cap Diversified Factor Index, respectively, (each an “Index”) (upon which each Fund is based), (ii) the figure at which each Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of each Index for the purpose to which it is being put in connection with the corresponding Fund. LSEG has not provided nor will it will provide any financial or investment advice or recommendation in relation to the Index to the adviser or to its clients. Each Index is calculated by FTSE or its agent. LSEG shall not be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein.

All rights in an Index vest in FTSE. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trade marks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license.

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information.

ADDITIONAL FEE WAIVER AND/OR EXPENSE REIMBURSEMENT

Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for a Fund, when available, will reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would be less favorable.

58	J.P. MORGAN EXCHANGE-TRADED FUNDS

The Funds’ Management and Administration

The Funds’ Management and Administration

Each Fund is a series of J.P. Morgan Exchange-Traded Fund Trust, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Funds’ Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Funds. JPMIM is located at 270 Park Avenue, New York, NY 10017.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company.

During the most recent fiscal year ended 10/31/16, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Emerging Markets Equity ETF	0.00%
Europe Currency Hedged ETF	0.00
Europe Equity ETF	0.00
Global Equity ETF	0.00
International Currency Hedged ETF	0.00
International Equity ETF	0.00
U.S. Equity ETF	0.00
U.S. Mid Cap Equity ETF	0.00

A discussion of the basis the Board of Trustees of the Trust used in approving the investment advisory agreement for the Funds is available in the semi-annual report dated April 30, 2016 for Emerging Markets Equity ETF and the annual report for the other Funds dated October 31, 2016.

The Portfolio Managers

Emerging Markets Equity ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Albert Chuang, Naveen Kumar and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Romahi, Managing Director of JPMIM, is the CIO of JPMIM’s Quantitative

Beta Strategies since 2016. Mr. Romahi has been an employee since 2003 and a portfolio manager since 2009. From 2008 to 2016, he was Global Head of Quantitative Strategies and Research in JPMIM’s Multi-Asset Solutions Team. Mr. Aiyar, an Associate of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2013, he was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016 before which he was an intern and analyst in the Emerging Markets Risk Team in the JPMorgan Investment Bank. Prior to joining the firm, he was completing his B.A. in History and Economics from the University of Oxford. Mr. Chuang, Vice President of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Mr. Kumar, Vice President of JPMIM, has been a portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he previously worked for the Global Head of Strategic Product Management from 2014 to 2016 and on the JPMorgan Private Bank Manager Selection Team specializing in equities from 2011 to 2014. Mr. Staines, Associate of JPMIM and a CFA charterholder, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, he was completing his PhD in Computational Finance from University College London.

Europe Currency Hedged ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team managing the equity portion of the Fund is comprised of Yazann Romahi, Kartik Aiyar, Naveen Kumar, Wei (Victor) Li, Jonathan Msika and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Li, Executive Director of JPMIM, is a portfolio manager and Head of Research in the Quantitative Beta Strategies Team since 2016. Mr. Li was a quantitative analyst since 2010 and a portfolio manager since 2014 in JPMIM’s Multi-Asset Solutions Team. He is a CFA charterholder and completed a PhD in Communications and Signal

MARCH 1, 2017	59

The Funds’ Management and Administration (continued)

Processing. Mr. Msika, Vice President of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2011, he was previously a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2011 to 2016. Information about Messers. Romahi, Aiyar, Kumar and Staines is discussed earlier in this section.

Roger Hallam, Managing Director of JPMIM, and Danny Sage, Executive Director of JPMIM, manage the currency hedging portion of the Fund. Mr. Hallam, Managing Director, has been the Currency Chief Investment Officer of the Global Fixed Income, Currency & Commodities group (GFICC) since 2013. Based in London, Mr. Hallam also serves as Chair of the Currency Investment Policy Committee (CIPC). An employee since 2000, Mr. Hallam was a portfolio manager and interest rate strategist on the Global Rates team from 2008 to 2013. Mr. Sage, Executive Director, has been head of Currency Portfolio Management within the GFICC group since 2014. Based in London, he is also a member of the CIPC. An employee since 2001, Mr. Sage was previously head of the Fixed Income Middle Office, before joining the Currency Portfolio Management team as a portfolio manager in 2010.

Europe Equity ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Naveen Kumar, Wei (Victor) Li, Jonathan Msika and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Information about Messers. Romahi, Aiyar, Kumar, Li, Miska and Staines is discussed earlier in this section.

Global Equity ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Naveen Kumar, Wei (Victor) Li and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Information about Messers. Romahi, Aiyar, Kumar, Li and Staines is discussed earlier in this section.

International Currency Hedged ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team managing the equity portion of the Fund is comprised of Yazann Romahi, Kartik Aiyar, Albert Chuang, Wei (Victor) Li and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Information about Messers. Romahi, Aiyar, Chuang, Li, Staines, Hallam and Sage is discussed earlier in this section.

International Equity ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Kartik Aiyar, Albert Chuang, Wei (Victor) Li and Joe Staines. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of the Fund’s underlying index. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Information about Messers. Romahi, Aiyar, Chuang, Li and Staines is discussed earlier in this section.

U.S. Equity ETF and U.S. Mid Cap Equity ETF

The portfolio management team utilizes a team-based approach, and the Fund’s portfolio management team is comprised of Yazann Romahi, Jonathan Msika, Joe Staines and Steven (Yegang) Wu. The team is responsible for managing the Fund on a day to day basis with a goal to seek investment results that closely correspond, before fees and expenses, to the performance of a Fund’s underlying index. Each portfolio

60	J.P. MORGAN EXCHANGE-TRADED FUNDS

manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his portfolio management team that have more limited responsibilities. Mr. Wu, an Analyst of JPMIM, has been a research analyst and portfolio manager in the Quantitative Beta Strategies Team since 2016. An employee since 2014, he previously was a quantitative analyst in the Quantitative Portfolio Strategies Team in JPMIM’s Multi-Asset Solutions Team from 2014 to 2016. Prior to joining the firm, Mr. Wu was completing his bachelor’s degrees in Mathematics and Actuarial Science from the University of Iowa until 2013 and his M.A. in Financial Mathematics at Columbia University from 2013 to 2014. During this time, he also worked from January to July 2013 as an Actuarial Analyst at Transamerica, focusing on hedging and pricing for variable annuity products. Information about Messers. Romahi, Msika and Staines is discussed earlier in this section.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities.

The Funds’ Administrator

JPMIM provides administrative services for and oversees the other service providers of each Fund. JPMIM receives the following annual fee on behalf of each Fund for administrative services: 0.085% of average daily net assets of each Fund.

The Funds’ Distributor

SEI Investments Distribution Co. (the Distributor) is the distributor of the Funds’ Shares. The Distributor or its agent distributes Creation Units for the Funds on an agency basis. The Distributor does not maintain a secondary market in Shares of the Funds. The Distributor has no role in determining the investment policies of the Funds or the securities that are purchased or sold by the Funds. The Distributor’s principal address is One Freedom Valley Drive, Oaks, PA 19456.

Payments to Financial Intermediaries

JPMIM and, from time to time, other affiliates of JPMorgan Chase may, at their own expense and out of their own legitimate profits, provide cash payments to Financial Intermediaries whose customers invest in Shares of the Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that may enter into agreements with JPMIM and/or its affiliates. These cash payments may relate to marketing activities and presentations, educational training programs, the support of technology platforms and/or reporting systems, or the Financial Intermediaries’ making Shares of the Funds available to their customers. Such compensation may provide such Financial Intermediaries with an incentive to favor sales of Shares of the Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

MARCH 1, 2017	61

Purchase and Redemption of Shares

BUYING AND SELLING SHARES

In the Secondary Market. Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots,” at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for Shares of each Fund based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity.

Shares of the Funds trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the Shares.

Directly with the Fund. Each Fund’s Shares are issued or redeemed by the Fund at NAV per Share only in Creation Units. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with the Fund must have entered into an authorized participant agreement with the Distributor, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Funds’ Statement of Additional Information.

Beneficial Ownership. The Depository Trust Company (DTC) serves as securities depository for the Shares. (The Shares may be held only in book-entry form; stock certificates will not be issued.) DTC, or its nominee, is the record or registered owner of all outstanding Shares. Beneficial ownership of Shares will be shown on the records of DTC or its participants (described below). Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of Shares, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes. For more detailed information, see “Book Entry Only System” in the Funds’ Statement of Additional Information.

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds do not market or sell Shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.

PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between the daily market price on the Exchange for Shares of each Fund and the Fund’s NAV. NAV is the price at which a Fund issues and redeems Shares. It is calculated in accordance with each Fund’s pricing and valuation policies. The price used to calculate market returns (“Market Price”) of a Fund generally is determined using the midpoint between the highest bid and the lowest ask on the Exchange, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand. Shareholders may pay more than NAV when they buy Fund Shares and receive less than NAV when they sell those Shares, because Shares are bought and sold at current market prices.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time the NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency of distributions of premiums or discounts for each Fund for each calendar quarter, or portion thereof, since inception through December 31, 2016.

Each line in each table under “Premium/Discount Range” shows the number of trading days in which a Fund traded within the premium/discount range indicated, during the period covered.

62	J.P. MORGAN EXCHANGE-TRADED FUNDS

The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered.

All data presented here represents past performance, which cannot be used to predict future results.

Emerging Markets Equity ETF
	1/1/2016-3/31/2016		4/1/2016-6/30/2016		7/1/2016-9/30/2016		10/1/2016-12/31/2016
Premium/Discount Range	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 1.5% and Less than or equal to 2.0%	—	—	—	—	—	—	1	1.59%
Greater than 1.0% and Less than or equal to 1.5%	—	—	—	—	1	1.56%	5	7.94%
Greater than 0.5% and Less than or equal to 1.0%	—	—	—	—	31	48.44%	43	68.25%
Between 0.5% and –0.5%	20	32.79%	20	31.25%	32	50.00%	13	20.63%
Less than –0.5% and greater than or equal to –1.0%	29	47.54%	33	51.56%	—	—	1	1.59%
Less than –1.0% and greater than or equal to –1.5%	9	14.75%	10	15.63%	—	—	—	—
Less than –1.5% and greater than or equal to –2.0%	3	4.92%	1	1.56%	—	—	—	—
Number of Days in Period	61		64		64		63

Europe Currency Hedged ETF
	4/1/16(a)-6/30/16		7/1/16-9/30/16		10/1/16-12/31/16
Premium/Discount Range	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 2.0% and Less than or equal to 2.5%	1	1.59%	—	—	—	—
Greater than 1.5% and Less than or equal to 2.0%	2	3.17%	—	—	—	—
Greater than 1.0% and Less than or equal to 1.5%	1	1.59%	—	—	—	—
Greater than 0.5% and Less than or equal to 1.0%	2	3.17%	—	—	2	3.17%
Between 0.5% and –0.5%	53	84.12%	63	98.44%	60	95.24%
Less than –0.5% and greater than or equal to –1.0%	1	1.59%	1	1.56%	1	1.59%
Less than –1.0% and greater than or equal to –1.5%	1	1.59%	—	—	—	—
Less than –1.5% and greater than or equal to –2.0%	1	1.59%	—	—	—	—
Less than –4.0% and greater than or equal to –4.5%	1	1.59%	—	—	—	—
Number of Days in Period	63		64		63

Europe Equity ETF
	1/1/16-3/31/16		4/1/16-6/30/16		7/1/16-9/30/16		10/1/16-12/31/16
Premium/Discount Range	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 1.0% and Less than or equal to 1.5%	1	1.64%	—	—	—	—	—
Greater than 0.5% and Less than or equal to 1.0%	18	29.51%	3	4.6%	9	—	1	1.59%
Between 0.5% and –0.5%	42	68.85%	61	95.31%	64	100.00%	62	98.41%
Number of Days in Period	61		64		64		63

Global Equity ETF
	1/1/2016-3/31/2016		4/1/2016-6/30/2016		7/1/2016-9/30/2016		10/1/2016-12/31/2016
Premium/Discount Range	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 0.5% and Less than or equal to 1.0%	11	18.03%	2	3.13%	4	6.25%	—	—
Between 0.5% and –0.5%	50	81.97%	62	96.87%	60	93.75%	63	100.00%
Number of Days in Period	61		64		64		63

International Currency Hedged ETF
	4/1/16(a)-6/30/16		7/1/16-9/30/16		10/1/16-12/31/16
Premium/Discount Range	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Between 0.5% and –0.5%	63	100.00%	64	100.00%	63	100.00%
Number of Days in Period	63		64		64

MARCH 1, 2017	63

Purchase and Redemption of Shares (continued)

International Equity ETF
	1/1/2016-3/31/2016		4/1/2016-6/30/2016		7/1/2016-9/30/2016		10/1/2016-12/31/2016
Premium/Discount Range	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 1.0% and greater than or equal to 1.5%	1	1.64%	10	15.63%	6	9.38%	6	9.52%
Greater than 0.5% and Less than or equal to 1.0%	29	47.54%	—	—	—	—	—	—
Between 0.5% and –0.5%	31	50.82%	54	84.37%	58	90.62%	57	90.48%
Number of Days in Period	61		64		64		63

U.S. Equity ETF	1/1/2016-3/31/2016		4/1/2016-6/30/2016		7/1/2016-9/30/2016		10/1/2016-12/31/2016
	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Premium/Discount Range
Greater than 10.0%	—	—	—	—	1	1.56%	—	—
Between 0.5% and –0.5%	61	100.00%	64	100.00%	63	98.44%	63	100.00%
Number of Days in Period	61		64		64		63

U.S. Mid Cap Equity ETF
	5/11/16(a)-6/30/16		7/1/16-9/30/16		10/1/16-12/31/16
Premium/Discount Range	Day Count	Percentage	Day Count	Percentage	Day Count	Percentage
Greater than 10.0%	—	—	—	—	1	1.59
Greater than 9.5% and Less than or equal to 10.0%	—	—	1	1.56%	—	—
Greater than 8.5% and Less than or equal to 9.0%	—	—	1	1.56%	—	—
Between 0.5% and –0.5%	35	100.00%	62	96.88%	62	98.41%
Number of Days in Period	35		64		63

(a)	Commencement of operations

PRICING SHARES

The trading price of each Fund’s Shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The Exchange disseminates the approximate value of Shares of each Fund every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed only once a day. The approximate value is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities held by the Fund. Except with respect to U.S. Equity ETF, as the respective international local markets close, the approximate value will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval, but certain holdings may not be updated otherwise if such holdings do not trade in the United States. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any representation or warranty as to its accuracy.

NAV is calculated each business day as of the close of the New York Stock Exchange (NYSE), which is typically 4:00 p.m. ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The Funds will not treat an intraday unscheduled disruption or closure in NYSE trading as a closure of the NYSE and will calculate NAV as of 4:00 p.m. ET if the particular disruption or closure directly affects only the NYSE. The price at which a purchase of a Creation Unit is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its Shares, the value of the Fund’s Shares may change on days when you will not be able to purchase or redeem your Shares.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Trust’s Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value

64	J.P. MORGAN EXCHANGE-TRADED FUNDS

was used in determining the Fund’s NAV. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Underlying Index, which, in turn, could result in a difference between the Fund’s performance the performance of the Underlying Index.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from independent pricing services, as applicable. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 p.m. ET.

Shares of ETFs are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of other open-end investment companies are valued at their respective NAVs.

Exchange-traded futures (e.g., on stock indices, debt securities, equity securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.

Non-listed over-the-counter futures are valued utilizing market quotations provided by an approved pricing service.

Any derivatives involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds impose no restrictions on the frequency of purchases and redemptions. The Board of Trustees evaluated the risks of market timing activities by the Funds’ shareholders when they considered that no restriction or policy was necessary. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV for a basket of securities intended to mirror the Fund’s portfolio, plus a small amount of cash, and the Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices.

MARCH 1, 2017	65

Shareholder Information

TAXES ON DISTRIBUTIONS

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund generally declares and distributes net investment income, if any, at least annually. Each Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, a Fund will distribute substantially all of its net investment income and net realized capital gain.

Distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. The maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by each Fund. In addition, a Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that a Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your Shares in the Fund. The maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

If you buy Shares of a Fund just before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Shares). Any gain resulting from the sale or exchange of Shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the Shares.

A Fund (or an Underlying Fund) is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, a Fund’s or an Underlying Fund’s total return on those securities would be decreased. A Fund (or an Underlying Fund) may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if a Fund or an Underlying Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, including the Fund. If the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year, or if at least 50% of the value of the Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies (including an Underlying Fund), it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholders to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases a Fund or an Underlying Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

A Fund’s or an Underlying Fund’s investment in REIT securities, derivative instruments and so called “passive foreign investment companies” may require the Fund or the Underlying Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund or an Underlying Fund may be required to liquidate other investments in its portfolio that it otherwise would have

66	J.P. MORGAN EXCHANGE-TRADED FUNDS

continued to hold, including at times when it is not advantageous to do so. A Fund’s or an Underlying Fund’s investment in REIT securities may also result in the Fund’s or the Underlying Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund or the Underlying Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

A Fund’s (or an Underlying Fund) transactions in derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s (or an Underlying Fund) use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the income test applicable to regulated investment companies, described in more detail in the Statement of Additional Information. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a Fund’s foreign currency gains to the extent that such income is not directly related to a Fund’s principal business of investing in stock or securities.

A Fund’s use of a fund-of-funds structure could affect the amount, timing and character of distributions from a Fund, and therefore, may increase the amount of taxes payable by shareholders. For example, it is expected that a Fund will generally recognize ordinary income with respect to its investment in foreign currency forward contracts, but would generally not be able to offset against such ordinary income any losses recognized by an Underlying Fund or any losses with respect to sales of shares of an Underlying Fund. See “Distributions and Tax Matters — Investment in Other Funds” in the Statement of Additional Information.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to a Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, you will receive a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Funds are not intended for foreign shareholders. Any foreign shareholder would generally be subject to U.S. tax-withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

TAXES ON EXCHANGE-LISTED SHARES SALES

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. Capital loss realized on the sale or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. The ability to deduct capital losses may be limited.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

At the time of purchase, an Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the cash paid. At redemption, a person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash received in connection with the redemption. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many and at what price you purchased or sold Shares.

MARCH 1, 2017	67

Shareholder Information (continued)

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in a Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Funds to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

TAX-ADVANTAGED PRODUCT STRUCTURE

Unlike interests in many conventional mutual funds, the Shares are traded throughout the day on a national securities exchange, whereas mutual fund interests are typically only bought and sold at closing net asset values. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed in Creation Units at each day’s next calculated NAV. For each of the Funds, except Emerging Markets Equity ETF, Shares are created and redeemed principally in kind. For Emerging Markets Equity ETF, Shares are created and redeemed partially in cash. The in-kind arrangements are designed to protect ongoing shareholders from adverse effects on a Fund’s portfolio that could arise from frequent cash creation and redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because the mutual fund may need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

OTHER INFORMATION

For purposes of the Investment Company Act of 1940 (1940 Act), each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in a Fund (except Europe Currency Hedged ETF and International Currency Hedged ETF) beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Funds.

68	J.P. MORGAN EXCHANGE-TRADED FUNDS

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MARCH 1, 2017	69

Financial Highlights

The financial highlights table is intended to help you understand a Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with a Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net asset value, end of period	Market price, end of period
JPMorgan Diversified Return Emerging Markets Equity ETF
Year Ended October 31, 2016	$45.23	$1.04	$3.72	$4.76	$(1.31)	$48.68	$48.98
January 7, 2015 (a) through October 31, 2015	50.00	1.29	(6.06)	(4.77)	—	45.23	45.27

JPMorgan Diversified Return Europe Currency Hedged ETF
April 1, 2016 (a) through October 31, 2016	25.00	(0.07)	1.55	1.48	—	26.48	26.52

JPMorgan Diversified Return Europe Equity ETF
December 18, 2015 (a) through October 31, 2016	50.00	1.39	(1.51)	(0.12)	— (k)	49.88	49.95

JPMorgan Diversified Return Global Equity ETF
Year Ended October 31, 2016	50.53	1.14	0.99	2.13	(0.96)	51.70	51.91
Year Ended October 31, 2015	49.69	1.08	0.08	1.16	(0.32)	50.53	50.67
June 16, 2014 (a) through October 31, 2014	50.00	0.38	(0.69)	(0.31)	—	49.69	50.09

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(g)	Annualized for periods less than one year, unless otherwise indicated.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(i)	Does not include expenses of underlying funds.
(j)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from the numerator are amounts relating to derivatives and in-kind transactions.
(k)	Amount rounds to less than $0.01.

70	J.P. MORGAN EXCHANGE-TRADED FUNDS

Ratios/Supplemental data
			Ratios to average net assets (g)
Total return (d)(e)	Market price total return (d)(f)	Net assets, end of period	Net expenses (i)		Net investment income (loss) (c)	Expenses without waivers and reimbursements (i)		Portfolio turnover rate (d)(j)

11.02%	11.63%	$43,809,461	0.45%		2.33%	1.91%		44%
(9.54)	(9.46)	36,185,674	0.45	(h)	3.18	2.07	(h)	46

5.96	6.08	26,483,268	0.49	(h)	(0.49)	1.08	(h)	1

(0.23)	(0.09)	59,859,633	0.43	(h)	3.14	1.14	(h)	15

4.31	4.44	77,556,933	0.38		2.26	0.93		22
2.36	1.82	50,530,034	0.38		2.16	1.52		18
(0.62)	0.18	24,846,767	0.38	(h)	2.01	5.19	(h)	14

MARCH 1, 2017	71

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)	Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net asset value, end of period	Market price, end of period
JPMorgan Diversified Return International Currency Hedged ETF
April 1, 2016 (a) through October 31, 2016	$25.00	$(0.07)	$1.39		$1.32	$—	$26.32	$26.34

JPMorgan Diversified Return International Equity ETF
Year Ended October 31, 2016	51.17	1.28	(1.37	)(d)	(0.09)	(1.08)	50.00	50.17
November 5, 2014 (a) through October 31, 2015	50.00	1.39	(0.07)		1.32	(0.15)	51.17	51.05

JPMorgan Diversified Return U.S. Equity ETF
Year Ended October 31, 2016	54.13	1.10	2.09	(d)	3.19	(0.26)	57.06	57.08
September 29, 2015 (a) through October 31, 2015	50.00	0.06	4.07		4.13	—	54.13	54.16

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
May 11, 2016 (a) through October 31, 2016	50.00	0.42	1.23		1.65	—	51.65	51.64

(a)	Commencement of operations.
(b)	Calculated based upon average shares outstanding.
(c)	Net investment income (loss) is affected by the timing of distributions from underlying funds.
(d)	Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statement of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.
(e)	Not annualized for periods less than one year.
(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(g)	Market price total return is calculated assuming an initial investment made at the beginning of the period market price, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The market price presented to calculate the market price total return is the mid-point of the bid/ask spread at the close of business on the NYSE Arca, Inc.
(h)	Annualized for periods less than one year, unless otherwise indicated.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the periods indicated.
(j)	Does not include expenses of underlying funds.
(k)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from the numerator are amounts relating to derivatives and in-kind transactions.
(l)	Amount rounds to less than 0.1%.

72	J.P. MORGAN EXCHANGE-TRADED FUNDS

Ratios/Supplemental data
			Ratios to average net assets (h)
Total return (e)(f)	Market price total return (e)(g)	Net assets, end of period	Net expenses (j)		Net investment income (loss) (c)	Expenses without waivers and reimbursements (j)		Portfolio turnover rate (e)(k)

5.28%	5.36%	$26,316,114	0.49	%(i)	(0.49)%	1.14	%(i)	4%

(0.15)	0.41	470,042,716	0.43		2.56	0.75		27
2.65	2.40	92,113,607	0.43	(i)	2.72	1.33	(i)	20

5.92	5.90	125,538,258	0.29		1.95	0.90		22
8.26	8.32	10,826,623	0.29	(i)	1.20	5.75	(i)	—	(l)

3.30	3.28	36,153,888	0.34	(i)	1.69	1.02	(i)	15

MARCH 1, 2017	73

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

The Funds’ annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that have a significant effect on each Fund’s performance.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at

1-844-457-6383 (844-4JPM ETF) or writing to:

J.P. Morgan Exchange-Traded Funds

270 Park Avenue

NY1-K108

New York, NY 10017

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for each Fund is 811-22903.

©JPMorgan Chase & Co., 2017. All rights reserved. March 2017. PR-ETF-317